Provisions and Other Liabilities - Summary of Movements in Provisions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 2,038
Settled during the year	(105)
Change in discount rate	(409)
Change in amount and timing of cash flows	129
Accretion	103
Other	(2)
Changes in foreign exchange rates	54
Provisions, ending balance	1,808
Less current portion of provisions (Note 18)	(155)
Long-term provisions	1,653
Decommissioning and Restoration Provisions [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	1,844
Settled during the year	(76)
Change in discount rate	(409)
Change in amount and timing of cash flows	111
Accretion	101
Other	(2)
Changes in foreign exchange rates	45
Provisions, ending balance	1,614
Less current portion of provisions (Note 18)	(91)
Long-term provisions	1,523
Other [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	194
Settled during the year	(29)
Change in amount and timing of cash flows	18
Accretion	2
Changes in foreign exchange rates	9
Provisions, ending balance	194
Less current portion of provisions (Note 18)	(64)
Long-term provisions	$ 130